Share-Based Compensation Plans - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2007	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2011	Nov. 30, 2006	Aug. 22, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ratio of American Depositary Share to Ordinary share	$ 0.22
Aggregate fair value of share options vested	$ 7,587	$ 245,541	$ 862,762
Share options granted	0	0	0
Share options exercised	0	0	0
Aggregate fair value of share options outstanding	3,825,737
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units authorized to be granted	273,008	5,000	420,000	7,500
Ratio of American Depositary Share to Ordinary share				0.2
Restricted Stock Units vest in batches each year	15,000	15,000
Aggregate fair value of vested RSU	262,411	470,145	1,105,941
Aggregate fair value of unvested restricted stock unit	1,008,508
Weighted-average grant-date fair value of restricted stock units	$ 2.27	$ 3.84	$ 1.10
Total intrinsic value of restricted stock units vested	203,238	311,193	241,553
Unrecognized share-based compensation cost related to restricted stock units	$ 611,894
Unrecognized share-based compensation cost, weighted-average vesting period	2 years 4 days
Restricted Stock Units (RSUs) | Granted on January 1, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted					7,500
Restricted Stock Units vest in batches each year					2,500
Restricted Stock Units (RSUs) | Granted on January 1, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted						7,500
Restricted Stock Units vest in batches each year						1,250
Restricted Stock Units (RSUs) | Granted on January 1, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted							7,500
Restricted Stock Units vest in batches each year							1,250
Restricted Stock Units (RSUs) | Granted on January 1, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted			7,500
Restricted Stock Units vest in batches each year			1,250
2006 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of options may issue								10,799,685
Stock option expiry date								Nov. 30, 2016
2007 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of annual increase in number of outstanding ordinary shares									2.00%
Share based compensation expiration date									Aug. 21, 2017
Minimum | 2006 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting term								3 years
Maximum | 2006 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting term								5 years
Maximum | 2007 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares may issue									10,799,685